CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Accounts receivable, net of allowance	$ 1,135,000	$ 789,000	$ 0
Redeemable convertible preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Redeemable convertible preferred stock, shares authorized	10,000,000	86,123,364	70,632,784
Redeemable convertible preferred stock, shares issued	0	83,568,628	66,825,300
Redeemable convertible preferred stock, shares outstanding	0	83,568,628	66,825,300
Aggregate liquidation preference		$ 694,477,000	$ 466,796,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	113,443,854	92,953,200
Common stock, shares issued	119,336,588	8,650,922	8,571,386
Common stock, shares outstanding	119,336,588	8,650,922	8,571,386